Liquidity Financial Condition and Management Plans (Details Narrative) (10-K) - KRW (₩) ₩ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Liquidity Financial Condition And Management Plans
Cash					₩ 109,316
Loss from operations	₩ (412,876)	₩ (78,335)	₩ (382,486)	₩ (941,960)	(2,426,748)	₩ (1,112,099)
Net cash used in operating activities			₩ (454,647)	₩ (707,006)	₩ (1,755,770)	₩ (321,138)